Operating Segment Information (Schedule of Results by Segment) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Jan. 03, 2016	Oct. 04, 2015	Jul. 05, 2015	Mar. 31, 2015	Dec. 28, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Sales	$ 612,303	$ 592,557	$ 551,377	$ 514,497	$ 485,389	$ 506,881	$ 525,149	$ 565,995	$ 2,270,734	$ 2,083,414	$ 1,873,919
Property, Plant and Equipment, Additions									44,816	38,205	40,234
Depreciation									38,953	35,405	24,891
Amortization of intangible assets									33,661	31,146	20,011
Gross profit	$ 163,625	$ 167,504	$ 149,024	$ 139,292	$ 122,838	$ 134,037	$ 128,595	$ 143,451	619,445	528,921	467,303
Outdoor Products
Segment Reporting Information [Line Items]
Sales									861,761	730,322	451,477
Property, Plant and Equipment, Additions									10,904	7,214	8,600
Depreciation									11,181	12,435	8,394
Amortization of intangible assets									26,761	24,246	14,692
Gross profit									242,817	200,043	83,787
Corporate
Segment Reporting Information [Line Items]
Sales									0	0	0
Property, Plant and Equipment, Additions									9,515	1,327	0
Depreciation									0	5	0
Amortization of intangible assets									0	0	0
Gross profit									(329)	(2,267)	545
Shooting Sports
Segment Reporting Information [Line Items]
Sales									1,408,973	1,353,092	1,422,442
Property, Plant and Equipment, Additions									24,397	29,664	31,634
Depreciation									27,772	22,965	16,497
Amortization of intangible assets									6,900	6,900	5,319
Gross profit									$ 376,957	$ 331,145	$ 382,971